Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 1,712	$ 4,390
Short term deposit	11,015	14,512
Prepaid expenses and other current assets	1,823	929
Short-term investment	39	237
Total current assets	14,589	20,068
NON-CURRENT ASSETS:
Operating lease right of use assets	111	138
Property, plant and equipment, net	46	47
Total non-current assets	157	185
Total assets	14,746	20,253
CURRENT LIABILITIES:
Trade payables	824	954
Current maturity of operating lease liability	47	53
Deferred revenues	818	818
Other accounts payable	464	905
Total current liabilities	2,153	2,730
NON-CURRENT LIABILITIES:
Long - term operating lease liability	40	71
Deferred revenues	2,661	3,070
Total non-current liabilities	2,701	3,141
CONTIGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.25 par value - Authorized: 5,000,000,000 shares at June 30, 2022 and December 31, 2021; Issued and outstanding: 815,746,293 shares as of June 30, 2022 and December 31, 2021	60,654	60,654
Additional paid-in capital	93,410	93,275
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(145,299)	(140,674)
Total shareholders’ equity	9,892	14,382
Total liabilities and shareholders’ equity	$ 14,746	$ 20,253